Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 780	$ 2,854	$ 3,318
Interest cost	18,734	19,904	18,244
Expected return on plan assets	(25,926)	(24,130)	(21,263)
Amortization of unrecognized prior service credits	(43)	(172)	(172)
Amortization of unrecognized net loss	7,911	10,319	19,423
Curtailment (gain) loss	(564)
Special termination benefit recognized		48
Total benefit	892	8,823	19,550
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	70	128	293
Interest cost	4,592	4,562	4,295
Plan amendment	202		797
Amortization of unrecognized net loss	596		362
Total benefit	$ 5,258	$ 4,690	$ 5,747